INCOME TAXES - Additional Information (Details)		12 Months Ended				36 Months Ended
	Jan. 01, 2008	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
INCOME TAXES
Income tax expense		¥ (3,578,203)	$ (511,676)	¥ (6,401,691)	¥ (6,811,709)
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities		¥ 0		¥ 1,966,439
Unrecognized deferred income tax liability		0		196,644
Valuation allowance		57,938,666		53,311,495	¥ 47,255,513	¥ 51,769,696
Additional disclosures
Unrecognized tax benefits		0		0	0
Interest and penalties recorded		¥ 0		0	0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues		10 years	10 years
PRC
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%	15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%	10.00%
Valuation allowance		¥ 57,938,666
Tax loss carry forwards for PRC income tax purpose		199,720,766
PRC | December 31, 2026
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		4,244,932
PRC | December 31, 2027
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		42,999,864
PRC | December 31, 2028
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		30,760,091
PRC | December 31, 2029
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		54,480,536
PRC | December 31, 2030
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		28,926,903
PRC | December 31, 2031
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		18,012,840
PRC | December 31, 2032
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		20,295,600
PRC | ATA Education
INCOME TAXES
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
INCOME TAXES
Income tax expense		¥ 0		¥ 0	¥ 0